SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

DWS Global Macro Fund
The fund’s Board of Directors has approved the establishment of a Cayman subsidiary for investment by the fund, in order to allow the fund to increase its gold exposure.
Please Retain This Supplement for Future Reference
May 24, 2022
PROSTKR22-53